LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–6.91%
Fannie Mae S.F. 30 yr TBA
2.50% 4/15/52	12,429,000	$ 11,858,043
2.50% 5/15/52	6,843,000	6,515,116
3.00% 4/15/52	21,495,000	21,024,797
3.00% 5/15/52	62,678,000	61,163,532
3.50% 4/15/52	11,999,000	12,019,623
3.50% 5/15/52	5,200,000	5,191,003
Total Agency Mortgage-Backed Securities (Cost $117,921,730)		117,772,114
ΔCORPORATE BONDS–1.26%
Canada–0.05%
Royal Bank of Canada 2.30% 11/3/31	420,000	381,863
Toronto-Dominion Bank 2.45% 1/12/32	420,000	387,955
		769,818
Japan–0.02%
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	280,000	252,738
		252,738
Netherlands–0.02%
Shell International Finance BV 2.75% 4/6/30	420,000	407,397
		407,397
United Kingdom–0.05%
AstraZeneca PLC 1.38% 8/6/30	420,000	366,001
μBarclays PLC 2.89% 11/24/32	280,000	253,969
μNatWest Group PLC 3.75% 11/1/29	280,000	277,782
		897,752
United States–1.12%
Abbott Laboratories 1.15% 1/30/28	420,000	384,103
AbbVie, Inc. 3.20% 11/21/29	420,000	415,006
Altria Group, Inc. 2.45% 2/4/32	420,000	365,093
Amazon.com, Inc. 2.10% 5/12/31	420,000	390,165
American International Group, Inc. 3.40% 6/30/30	420,000	418,859
Amgen, Inc. 2.00% 1/15/32	420,000	372,164
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/30	420,000	426,019
Anthem, Inc. 2.55% 3/15/31	420,000	392,334
Apple, Inc. 1.65% 2/8/31	420,000	377,976
AT&T, Inc. 2.55% 12/1/33	420,000	373,147
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μBank of America Corp. 2.57% 10/20/32	420,000	$ 381,639
BAT Capital Corp. 2.73% 3/25/31	420,000	370,146
Boeing Co. 5.15% 5/1/30	420,000	447,912
Broadcom, Inc. 2.45% 2/15/31	420,000	374,673
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80% 4/1/31	420,000	378,544
μCitigroup, Inc. 3.06% 1/25/33	420,000	392,420
Comcast Corp. 1.50% 2/15/31	420,000	365,946
CSX Corp. 4.25% 3/15/29	420,000	445,396
CVS Health Corp. 2.13% 9/15/31	420,000	375,262
Duke Energy Corp. 2.55% 6/15/31	420,000	384,005
Duke Energy Florida LLC 2.40% 12/15/31	420,000	387,560
Energy Transfer LP 3.75% 5/15/30	420,000	413,179
Enterprise Products Operating LLC 2.80% 1/31/30	420,000	403,709
GE Capital Funding LLC 4.55% 5/15/32	280,000	300,685
General Motors Financial Co., Inc. 3.10% 1/12/32	420,000	377,502
Gilead Sciences, Inc. 1.65% 10/1/30	420,000	369,084
μGoldman Sachs Group, Inc. 2.65% 10/21/32	420,000	379,707
HCA, Inc. 4.13% 6/15/29	420,000	428,107
Home Depot, Inc. 1.88% 9/15/31	420,000	375,304
John Deere Capital Corp. 2.00% 6/17/31	420,000	385,728
μJPMorgan Chase & Co. 2.55% 11/8/32	420,000	383,773
Kinder Morgan, Inc. 2.00% 2/15/31	420,000	367,245
Lowe's Cos., Inc. 2.63% 4/1/31	420,000	393,672
Merck & Co., Inc. 2.15% 12/10/31	420,000	388,471
MetLife, Inc. 4.55% 3/23/30	420,000	458,007
μMorgan Stanley 2.51% 10/20/32	420,000	378,562
NVIDIA Corp. 2.00% 6/15/31	420,000	383,148
Oracle Corp. 2.95% 4/1/30	420,000	387,476
Pacific Gas & Electric Co. 4.55% 7/1/30	420,000	416,726
Pfizer, Inc. 1.75% 8/18/31	420,000	377,764
Raytheon Technologies Corp. 2.38% 3/15/32	420,000	385,572
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Southern California Edison 2.75% 2/1/32	420,000	$ 389,803
T-Mobile USA, Inc. 3.88% 4/15/30	420,000	421,612
Union Pacific Corp. 2.38% 5/20/31	420,000	392,977
UnitedHealth Group, Inc. 2.30% 5/15/31	420,000	394,451
Verizon Communications, Inc. 2.36% 3/15/32	420,000	379,350
Virginia Electric and Power 2.40% 3/30/32	420,000	387,119
Walt Disney Co. 2.65% 1/13/31	420,000	401,077
μWells Fargo & Co. 2.88% 10/30/30	420,000	399,184
		19,137,363
Total Corporate Bonds (Cost $21,559,039)		21,465,068
NON-AGENCY ASSET-BACKED SECURITIES–0.17%
Progress Residential Trust Series 2019-SFR4 E 3.44% 10/17/36	810,893	782,331
=Tricon Residential Trust
5.34% 4/17/39	1,500,000	1,499,974
5.74% 4/17/39	600,000	599,976
Total Non-Agency Asset-Backed Securities (Cost $2,885,517)		2,882,281
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	14,058	13,896
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	37,265	36,706
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	52,981	51,463
Total Non-Agency Collateralized Mortgage Obligations (Cost $107,141)		102,065
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.17%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	930,000	921,259
GS Mortgage Securities Corp. Trust Series 2012-ALOH A 3.55% 4/10/34	883,000	882,654
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Irvine Core Office Trust Series 2013-IRV A2 3.17% 5/15/48		798,000	$ 801,132
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	357,079
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,018,836)			2,962,124
ΔSOVEREIGN BONDS–40.86%
Australia–0.93%
Australia Government Bonds
0.75% 11/21/27	AUD	4,829,000	4,100,395
2.50% 9/20/30	AUD	4,787,000	5,392,728
3.00% 9/20/25	AUD	5,864,000	6,383,534
			15,876,657
Austria–0.19%
Austria Government Bond 2.10% 9/20/17	EUR	2,473,000	3,302,933
			3,302,933
Canada–0.81%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	6,849,381	7,513,402
4.25% 12/1/26	CAD	6,450,432	6,313,492
			13,826,894
Colombia–0.15%
Colombia Government International Bond 3.13% 4/15/31		2,989,000	2,529,441
			2,529,441
Denmark–0.35%
Denmark I/L Government Bonds
0.10% 11/15/23	DKK	18,616,847	2,976,602
0.10% 11/15/30	DKK	17,207,262	3,043,496
			6,020,098
France–9.58%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	9,687,346	11,700,475
0.10% 3/1/26	EUR	9,274,758	11,482,292
0.10% 3/1/28	EUR	11,033,674	13,812,870
0.10% 3/1/29	EUR	7,794,736	9,984,002
0.10% 7/25/31	EUR	6,561,571	8,585,009
0.10% 3/1/32	EUR	3,143,438	4,081,630
0.25% 7/25/24	EUR	14,886,591	18,162,216
0.70% 7/25/30	EUR	14,132,073	19,307,030
0.75% 5/25/52	EUR	7,727,000	7,188,348

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bond OAT (continued)
1.85% 7/25/27	EUR	18,502,912	$ 25,498,895
2.10% 7/25/23	EUR	15,803,502	19,086,301
3.40% 7/25/29	EUR	792,718	1,246,050
3.40% 7/25/29	EUR	8,376,966	13,167,503
			163,302,621
Germany–4.08%
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/30	EUR	17,890,968	24,491,105
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	13,973,002	16,410,747
0.10% 4/15/26	EUR	22,964,898	28,602,832
			69,504,684
Italy–6.03%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	8,091,472	9,530,205
0.10% 5/15/33	EUR	6,148,769	7,066,675
0.15% 5/15/51	EUR	47,497	52,315
0.40% 5/15/30	EUR	10,938,630	13,126,598
0.45% 5/22/23	EUR	304,617	353,940
0.65% 5/15/26	EUR	5,834,619	7,109,941
1.25% 9/15/32	EUR	76,970	100,292
1.30% 5/15/28	EUR	12,963,977	16,516,528
2.35% 9/15/24	EUR	10,879,624	13,756,958
2.60% 9/15/23	EUR	16,492,861	20,330,653
3.10% 9/15/26	EUR	10,902,255	14,879,521
			102,823,626
Japan–4.32%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	596,915,600	5,192,489
0.10% 9/10/23	JPY	433,910,400	3,646,216
0.10% 3/10/24	JPY	554,081,800	4,681,067
0.10% 9/10/24	JPY	766,566,800	6,519,029
0.10% 3/10/25	JPY	1,411,126,200	12,036,417
0.10% 3/10/26	JPY	1,128,583,968	9,697,813
0.10% 3/10/27	JPY	1,074,769,974	9,416,376
0.10% 3/10/28	JPY	1,061,761,759	9,206,471
0.10% 3/10/29	JPY	1,077,211,797	9,371,406
0.20% 3/10/30	JPY	428,492,071	3,810,461
			73,577,745
Mexico–0.23%
Mexico Government International Bond 5.00% 4/27/51		3,825,000	3,863,977
			3,863,977
New Zealand–0.39%
New Zealand Government Inflation Linked Bonds
2.00% 9/20/25	NZD	4,049,000	3,461,519
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand (continued)
New Zealand Government Inflation Linked Bonds (continued)
3.00% 9/20/30	NZD	3,366,000	$ 3,135,806
			6,597,325
Spain–2.87%
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	4,382,365	5,255,610
0.65% 11/30/27	EUR	11,021,094	14,023,089
1.00% 11/30/30	EUR	11,978,262	16,053,790
1.80% 11/30/24	EUR	10,785,466	13,676,246
			49,008,735
Sweden–0.85%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	23,520,000	3,028,240
0.13% 12/1/27	SEK	17,360,000	2,247,852
0.13% 6/1/30	SEK	13,675,000	1,739,954
1.00% 6/1/25	SEK	26,115,000	3,412,472
3.50% 12/1/28	SEK	20,690,000	4,101,474
			14,529,992
United Kingdom–10.08%
United Kingdom Gilt Inflation Linked
0.13% 3/22/24	GBP	14,843,176	21,464,595
0.13% 3/22/26	GBP	12,297,479	18,657,989
0.13% 8/10/28	GBP	15,161,790	24,449,412
0.13% 3/22/29	GBP	15,368,423	25,060,657
0.13% 8/10/31	GBP	5,909,184	10,169,140
1.25% 11/22/27	GBP	17,235,073	29,024,655
United Kingdom Inflation-Linked Gilt
2.50% 7/17/24	GBP	5,068,000	24,816,355
4.13% 7/22/30	GBP	3,597,000	18,165,816
			171,808,619
Total Sovereign Bonds (Cost $689,719,693)			696,573,347
U.S. TREASURY OBLIGATIONS–55.25%
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/24		36,062,363	37,844,351
0.13% 10/15/24		28,641,023	29,958,957
0.13% 4/15/25		28,741,116	30,041,202
0.13% 10/15/25		22,314,704	23,389,906
0.13% 4/15/26		5,085,675	5,315,723
0.13% 7/15/26		32,097,449	33,736,174
0.13% 10/15/26		11,136,256	11,705,684
0.13% 1/15/30		33,324,190	35,173,943
0.13% 7/15/30		34,940,442	37,051,882
0.13% 1/15/31		34,761,988	36,787,282
0.13% 7/15/31		28,959,278	30,798,079
0.25% 1/15/25		36,140,261	37,898,569
∞0.25% 7/15/29		32,488,045	34,679,719
0.38% 7/15/23		638,130	669,812
0.38% 7/15/25		36,102,556	38,179,158
0.38% 1/15/27		33,260,646	35,251,087

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.38% 7/15/27	31,514,015	$ 33,564,272
0.50% 4/15/24	26,667,272	28,027,720
∞0.50% 1/15/28	32,860,633	35,149,325
0.63% 4/15/23	39,537,449	41,222,424
0.63% 1/15/24	36,674,988	38,572,489
0.63% 1/15/26	37,277,311	39,740,380
0.75% 7/15/28	30,505,907	33,361,070
0.88% 1/15/29	29,899,306	33,010,119
1.75% 1/15/28	15,583,716	17,840,311
2.00% 1/15/26	21,046,488	23,581,932
2.38% 1/15/25	31,022,513	34,432,566
2.38% 1/15/27	17,071,071	19,802,776
2.50% 1/15/29	13,766,360	16,768,340
3.63% 4/15/28	21,674,143	27,451,234
3.88% 4/15/29	24,770,099	32,746,845
U.S. Treasury Inflation-Indexed Bonds 0.13% 1/15/32	26,368,042	28,041,280
Total U.S. Treasury Obligations (Cost $913,615,839)		941,794,611

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	25,421,733	$ 25,421,733
Total Money Market Fund (Cost $25,421,733)		25,421,733

	Number of Contracts
OPTIONS PURCHASED–0.02%
OVER-THE-COUNTER–0.02%
Put Options–0.02%
EUR vs NOK Strike price EUR9.390, expiration date 9/30/22, notional amount EUR272,310,000	29,000,000	306,055
Total Options Purchased (Cost $306,055)		306,055

TOTAL INVESTMENTS–106.14% (Cost $1,774,555,583)	1,809,279,398

	Principal Amount°	Value (U.S. $)
TBA SALES–(1.08)%
AGENCY MORTGAGE-BACKED SECURITY–(1.08)%
Fannie Mae S.F. 30 yr TBA	(19,272,000)	$(18,386,693)
TOTAL TBA SALES (Proceeds $(18,443,906))		(18,386,693)

	Notional Amount
OPTIONS WRITTEN–(0.55)%
OVER-THE-COUNTER–(0.55)%
Call Swaptions–(0.28)%
1 yr Constant Maturity Swap Receive 2.06% Strike price $2.055, expiration date 3/15/23, notional amount $(228,105,000)	(228,105,000)	(3,621,375)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.278, expiration date 3/23/23, notional amount $(41,334,310)	(41,334,310)	(593,569)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.280, expiration date 3/29/23, notional amount $(27,581,160)	(27,581,160)	(439,726)
		(4,654,670)
Put Swaptions–(0.27)%
1 yr Constant Maturity Swap Receive 2.06% Strike price $2.055, expiration date 3/15/23, notional amount $(228,105,000)	(228,105,000)	(3,621,375)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.278, expiration date 3/23/23, notional amount $(41,334,310)	(41,334,310)	(593,568)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN (continued)
OVER-THE-COUNTER (continued)
Put Swaptions (continued)
1 yr Constant Maturity Swap Receive 2.28% Strike price $2.280, expiration date 3/29/23, notional amount $(27,581,160)	(27,581,160)	$ (439,726)
		(4,654,669)
Total Options Written (Premiums received $(9,309,339))		(9,309,339)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.14%)	(104,621,829)
NET ASSETS APPLICABLE TO 165,612,428 SHARES OUTSTANDING –100.00%	$1,704,657,569

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(496,715)	USD	373,149	5/4/22	$1,293	$—
BNP	CAD	152,858	USD	(122,363)	5/4/22	—	(110)
BNP	DKK	(1,124,709)	USD	168,376	5/4/22	934	—
BNP	EUR	(5,192,320)	USD	5,782,194	5/4/22	32,069	—
BNP	GBP	(1,126,544)	USD	1,512,079	4/5/22	32,262	—
BNP	GBP	2,100,693	USD	(2,765,382)	5/4/22	—	(6,375)
BNP	JPY	(41,014,047)	USD	356,340	4/5/22	19,415	—
BNP	JPY	(95,726,610)	USD	789,124	5/6/22	2,199	—
BNP	SEK	(4,926,391)	USD	522,395	4/5/22	—	(1,599)
BNP	SEK	3,346,619	USD	(359,308)	5/4/22	—	(3,138)
BNYM	EUR	(986,930)	USD	1,102,746	4/5/22	10,807	—
BNYM	NZD	(17,818,000)	USD	12,019,952	4/5/22	—	(328,282)
BNYM	NZD	12,516,000	USD	(8,558,065)	4/5/22	115,775	—
BOA	JPY	(33,879,380)	USD	295,182	4/5/22	16,867	—
CBA	EUR	(1,349,000)	USD	1,505,917	5/4/22	11,996	—
CITI	GBP	(133,383,000)	USD	178,554,487	4/5/22	3,343,964	—
CITI	GBP	135,641,000	USD	(178,114,266)	4/5/22	62,342	—
CITI	GBP	(135,641,000)	USD	178,073,940	5/4/22	—	(74,129)
DB	DKK	(46,657,000)	USD	6,978,360	4/5/22	38,707	—
DB	EUR	(11,517,000)	USD	12,690,961	6/15/22	—	(87,660)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	SEK	(164,156,000)	USD	16,904,295	4/5/22	$—	$(556,113)
DB	SEK	169,082,000	USD	(18,283,682)	4/5/22	—	(299,320)
DB	SEK	(169,082,000)	USD	18,293,176	5/4/22	298,320	—
HSBC	EUR	837,661	USD	(930,416)	4/5/22	—	(3,628)
HSBC	EUR	(5,572,395)	USD	6,184,019	4/5/22	18,722	—
HSBC	NZD	5,302,000	USD	(3,680,224)	4/5/22	—	(5,831)
HSBC	NZD	(5,302,000)	USD	3,678,443	5/4/22	5,883	—
JPMC	AUD	1,143,366	USD	(830,189)	4/5/22	25,436	—
JPMC	EUR	(735,508)	USD	827,280	4/5/22	13,514	—
MSC	CAD	(17,673,000)	USD	13,925,272	4/5/22	—	(211,302)
MSC	DKK	46,657,000	USD	(6,969,416)	4/5/22	—	(29,763)
MSC	DKK	(46,657,000)	USD	6,975,353	5/4/22	29,215	—
MSC	EUR	(356,851,663)	USD	399,274,693	4/5/22	4,454,103	—
MSC	EUR	376,140,663	USD	(419,167,737)	4/5/22	—	(3,005,801)
MSC	EUR	(329,033,663)	USD	367,295,443	5/4/22	2,914,115	—
MSC	GBP	(982,731)	USD	1,317,205	4/5/22	26,300	—
RBC	AUD	100,000	USD	(74,910)	4/5/22	—	(76)
RBC	AUD	(793,000)	USD	594,157	5/4/22	491	—
RBC	EUR	(1,006,000)	USD	1,116,518	4/5/22	3,480	—
RBC	GBP	(189,000)	USD	252,029	4/5/22	3,760	—
RBC	GBP	3,240,000	USD	(4,257,869)	5/4/22	—	(2,520)
RBS	CAD	17,673,000	USD	(14,128,939)	4/5/22	7,635	—
RBS	CAD	(17,673,000)	USD	14,126,500	5/4/22	—	(8,053)
SCB	AUD	(22,155,000)	USD	16,102,365	4/5/22	—	(477,082)
SCB	AUD	1,043,000	USD	(763,476)	4/5/22	17,041	—
SCB	AUD	19,869,000	USD	(14,930,749)	4/5/22	—	(62,005)
SCB	AUD	(19,869,000)	USD	14,935,313	5/4/22	60,757	—
SCB	EUR	(11,826,000)	USD	13,124,736	4/5/22	40,453	—
UBS	JPY	(9,382,244,725)	USD	81,661,001	4/5/22	4,586,963	—
UBS	JPY	9,452,750,000	USD	(77,541,048)	4/5/22	112,183	—
UBS	JPY	(9,452,750,000)	USD	77,586,872	5/6/22	—	(119,882)
UBS	NZD	(4,234,000)	USD	2,935,589	5/4/22	2,805	—
Total Foreign Currency Exchange Contracts						$16,309,806	$(5,282,669)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(535)	3 MONTH SOFR	$(130,479,813)	$(130,425,812)	3/18/25	$—	$(54,001)
(60)	EURO-BOBL	(8,553,081)	(8,521,612)	6/8/22	—	(31,469)
(300)	Euro-Bund	(52,655,276)	(54,080,524)	6/8/22	1,425,248	—
(91)	Euro-Buxl	(18,744,517)	(20,024,924)	6/8/22	1,280,407	—
(670)	U.S. Treasury 10 yr Notes	(82,326,250)	(84,052,520)	6/21/22	1,726,270	—
(116)	U.S. Treasury 10 yr Ultra Notes	(15,714,375)	(15,962,997)	6/21/22	248,622	—
120	U.S. Treasury 2 yr Notes	25,430,625	25,817,734	6/30/22	—	(387,109)
423	U.S. Treasury 5 yr Notes	48,512,813	48,274,900	6/30/22	237,913	—
(8)	U.S. Treasury Ultra Bonds	(1,417,000)	(1,412,988)	6/21/22	—	(4,012)
Total Futures Contracts					$4,918,460	$(476,591)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	32,800,000	2.95%	9/13/23	$1,604,978	$1,604,978
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	22,700,000	2.90%	10/28/31	813,943	813,943
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,530,000	3.07%	11/2/26	98,432	98,432
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	8,590,000	3.05%	11/4/26	342,858	342,858
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,010,000	3.05%	11/4/26	480,444	480,444
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,055,000	3.17%	11/12/26	403,343	403,343
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	9,300,000	3.00%	1/5/27	299,537	299,537
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	15,550,000	(2.69%)	2/18/32	(621,620)	(621,620)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	34,070,000	3.03%	10/25/26	1,784,299	1,784,299
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	7,160,000	2.74%	11/4/31	381,498	381,498
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	34,070,000	2.81%	10/25/31	1,562,030	1,562,030
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	7,160,000	3.05%	11/4/26	284,854	284,854
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	34,070,000	(2.81%)	10/25/31	(1,562,030)	(1,562,030)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	7,160,000	(3.05%)	11/4/26	(284,854)	(284,854)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	34,070,000	(3.03%)	10/25/26	(1,406,873)	(1,406,873)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	7,160,000	(2.74%)	11/4/31	(381,498)	(381,498)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	16,371,000	(3.52%)	3/31/27	127,749	127,749
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:(continued)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 5,700,000	(3.21%)	3/31/27	$(10,875)	$(10,875)
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,140,000	(3.31%)	3/15/27	4,395	4,395
Total Inflation Swap Contracts				$3,920,610	$3,920,610
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Annual)	9,569,000	2.23%	(0.30%)[3]	3/24/32	$(100,751)	$154	$—	$(100,905)
10 yr IRS-(Annual)	7,690,000	2.29%	(0.30%)[3]	3/29/32	(125,517)	124	—	(125,641)
4 yr IRS-(Annual)	10,280,000	1.81%	(0.30%)[4]	5/31/26	201,646	1,192	200,454	—
4 yr IRS-(Annual)	10,280,000	(1.81%)	0.30%[4]	5/31/26	(201,646)	92	—	(201,738)
9 yr IRS-(Annual/Semiannual)	EUR 23,233,000	(0.80%)	1.00%[5]	2/15/31	(811,190)	389	—	(811,579)
9 yr IRS-(Annual/Semiannual)	EUR 9,293,000	(0.78%)	1.00%[5]	2/15/31	(343,922)	156	—	(344,077)
9 yr IRS-(Annual/Semiannual)	EUR 9,167,000	(1.05%)	1.00%[5]	2/15/31	(109,312)	46	—	(109,358)
9 yr IRS-(Annual/Semiannual)	EUR 8,700,000	(1.21%)	1.00%[5]	2/15/31	149	149	—	—
Total IRS Contracts						$2,302	$200,454	$(1,693,298)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR01M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Rate resets based on EURIBOR06M.

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
NZD–New Zealand Dollar
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR01M–Secured Overnight Financing Rate 01 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$117,772,114	$—	$117,772,114
Corporate Bonds	—	21,465,068	—	21,465,068
Non-Agency Asset-Backed Securities	—	782,331	2,099,950	2,882,281
Non-Agency Collateralized Mortgage Obligations	—	102,065	—	102,065
Non-Agency Commercial Mortgage-Backed Securities	—	2,962,124	—	2,962,124
Sovereign Bonds	—	696,573,347	—	696,573,347
U.S. Treasury Obligations	—	941,794,611	—	941,794,611
Options Purchased	—	306,055	—	306,055
Money Market Fund	25,421,733	—	—	25,421,733
Total Investments	$25,421,733	$1,781,757,715	$2,099,950	$1,809,279,398
Liabilities:
TBA Sales	$—	$(18,386,693)	$—	(18,386,693)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$16,309,806	$—	$16,309,806
Futures Contracts	$4,918,460	$—	$—	$4,918,460
Swap Contracts	$—	$8,388,814	$—	$8,388,814
Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,282,669)	$—	$(5,282,669)
Futures Contracts	$(476,591)	$—	$—	$(476,591)
Swap Contracts	$—	$(5,961,048)	$—	$(5,961,048)
Options Written	$—	$(9,309,339)	$—	$(9,309,339)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Inflation Protected Bond Fund–11